Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Schedule of Vessels Acquired Under The Purchase Agreement [Table Text Block]

Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

September promissory note [Member]
Related Party Transaction [Line Items]
Movement of debt
The movement of the debt and equity during the year ended December 31, 2015 is presented below:

December 31, 2015
Debt
Convertible promissory notes	11,765
Debt discount	(11,765)
Amortization of debt discount (Note 13)	31
Balance convertible promissory note	31
Short term portion	-
Long term portion	31

Additional paid-in capital
Intrinsic value of BCF	11,765
Balance of intrinsic value of BCF	11,765

March promissory note [Member]
Related Party Transaction [Line Items]
Movement of debt
The movement of the debt and equity during the year ended December 31, 2015 is presented below:

December 31, 2015
Debt
Convertible promissory notes	4,000
Debt discount	(4,000)
Amortization of debt discount (Note 13)	303
Partial extinguishment of debt	(200)
Balance convertible promissory note	103
Short term portion	103
Long term portion	-

Additional paid-in capital
Intrinsic value of BCF	4,000
Consideration allocated to repurchase of BCF	(200)
Balance of Intrinsic value of BCF	3,800